Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net loss	$ (9,798,388)	$ (805,636)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Gain on disposals of equipment	(88,287)
Allowance for credit losses	5,598,985	19,413
Written-off of allowance for doubtful accounts	63
Depreciation for property and equipment	102,173	851,324
Deferred income tax benefit	(869,094)	(12,532)
Employee stock expenses	2,300,776
Changes in operating assets and liabilities
Accounts receivable	9,417,571	3,015,034
Prepayments	(1,529,311)	(3,845,327)
Other receivables	(815,540)	(2,629,641)
Loans receivable	324,635	(1,992,268)
Deposits	(350,289)	(822,745)
Accounts payable	(9,626,013)	(2,821,222)
Other payables and accrued liabilities	(2,023,648)	5,356,422
Tax payables	(21,347)	(278,606)
Net cash used in operating activities	(7,377,714)	(3,965,784)
Cash flows from investing activities:
Proceeds from disposal of equipment	88,287	31,102
Cash provided by investing activities	88,287	31,102
Cash flows from financing activities:
Proceeds from short-term bank borrowings	2,203,740	4,876,613
Repayments of short-term bank borrowings	(2,905,610)	(354,778)
Proceeds from long-term bank borrowings	312,369
Repayment of long-term bank borrowings	(324,250)
Repayments to other financial institutions		(784,097)
Proceeds of loans from other financial institutions	1,086,008
Repayments of obligations under capital leases	(9,444)
Amounts advanced from related parties	5,120,131	3,222,649
Repayments to related parties	(146,135)	(4,257,112)
Net cash provided by financing activities	5,336,809	2,703,275
Effect of exchange rate change on cash	(444,811)	(148,541)
Net decrease in cash	(2,397,429)	(1,379,948)
Cash at beginning of the period	3,676,382	5,687,311
Cash at end of the period	1,278,953	4,307,363
Supplemental disclosure of cash flow information:
Interest paid	442,096	504,655
Income tax paid	195,237	10,620
Supplemental non-cash investing and financing information:
Non-cash capital leases to acquire revenue equipment
Uncollected receivable from disposal of revenue equipment
Reconciliation to amounts on consolidated balance sheets:
Cash	1,278,953	4,307,362
Restricted cash
Total cash and restricted cash	$ 1,278,953	$ 4,307,362